Inventories - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Classes of current inventories [abstract]
Cost of inventories recognized as operating costs	$ 458,345,579	$ 16,522,912	$ 398,068,260	$ 347,877,603
Write-downs of inventories	$ 647,946	$ 23,358	$ 1,493,793	$ 452,134